Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated November 15, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
II.  FEES AND EXPENSES CHANGES TO THE MEDIUM-DURATION BOND FUND, GLOBAL REAL ESTATE SECURITIES FUND, VALUE EQUITY FUND AND GROWTH EQUITY FUND
Effective December 1, 2024, the advisory fees payable to GuideStone Capital Management, LLC by the Medium-Duration Bond Fund (“MDBF”), Global Real Estate Securities Fund (“GRESF”), Value Equity Fund (“VEF”) and Growth Equity Fund (“GEF”) will be changing. The advisory fees payable by the MDBF and GRESF will increase by 0.02% and 0.03%, respectively, and the advisory fees payable by the VEF and GEF will each decrease by 0.01%.
Under the heading “Fees and Expenses” for the MDBF, on page 80, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.36%	0.36%
Other expenses	0.05%	0.33%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.42%	0.70%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the MDBF, on page 80, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$43	$72
3 Years	$135	$224
5 Years	$235	$390
10 Years	$530	$871
Under the heading “Fees and Expenses” for the GRESF, on page 129, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.71%	0.71%
Other expenses	0.19%	0.49%
Total annual Fund operating expenses	0.90%	1.20%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GRESF, on page 129, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$92	$122
3 Years	$287	$381
5 Years	$498	$660
10 Years	$1,108	$1,455
Under the heading “Fees and Expenses” for the VEF, on page 140, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.60%	0.60%
Other expenses	0.05%	0.31%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.66%	0.92%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the VEF, on page 140, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$67	$94
3 Years	$211	$293
5 Years	$368	$509
10 Years	$822	$1,131
Under the heading “Fees and Expenses” for the GEF, on page 151, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.61%	0.61%
Other expenses	0.04%	0.30%
Total annual Fund operating expenses	0.65%	0.91%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GEF, on page 151, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$66	$93
3 Years	$208	$290
5 Years	$362	$504
10 Years	$810	$1,120

MEDIUM-DURATION BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated November 15, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
II.  FEES AND EXPENSES CHANGES TO THE MEDIUM-DURATION BOND FUND, GLOBAL REAL ESTATE SECURITIES FUND, VALUE EQUITY FUND AND GROWTH EQUITY FUND
Effective December 1, 2024, the advisory fees payable to GuideStone Capital Management, LLC by the Medium-Duration Bond Fund (“MDBF”), Global Real Estate Securities Fund (“GRESF”), Value Equity Fund (“VEF”) and Growth Equity Fund (“GEF”) will be changing. The advisory fees payable by the MDBF and GRESF will increase by 0.02% and 0.03%, respectively, and the advisory fees payable by the VEF and GEF will each decrease by 0.01%.
Under the heading “Fees and Expenses” for the MDBF, on page 80, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.36%	0.36%
Other expenses	0.05%	0.33%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.42%	0.70%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the MDBF, on page 80, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$43	$72
3 Years	$135	$224
5 Years	$235	$390
10 Years	$530	$871

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the estimated fee for the current fiscal year.
MEDIUM-DURATION BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.36%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.42%
1 Year	rr_ExpenseExampleYear01	$ 43
3 Years	rr_ExpenseExampleYear03	135
5 Years	rr_ExpenseExampleYear05	235
10 Years	rr_ExpenseExampleYear10	$ 530
MEDIUM-DURATION BOND FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.36%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	$ 871
Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated November 15, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
II.  FEES AND EXPENSES CHANGES TO THE MEDIUM-DURATION BOND FUND, GLOBAL REAL ESTATE SECURITIES FUND, VALUE EQUITY FUND AND GROWTH EQUITY FUND
Effective December 1, 2024, the advisory fees payable to GuideStone Capital Management, LLC by the Medium-Duration Bond Fund (“MDBF”), Global Real Estate Securities Fund (“GRESF”), Value Equity Fund (“VEF”) and Growth Equity Fund (“GEF”) will be changing. The advisory fees payable by the MDBF and GRESF will increase by 0.02% and 0.03%, respectively, and the advisory fees payable by the VEF and GEF will each decrease by 0.01%.
Under the heading “Fees and Expenses” for the GRESF, on page 129, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.71%	0.71%
Other expenses	0.19%	0.49%
Total annual Fund operating expenses	0.90%	1.20%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GRESF, on page 129, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$92	$122
3 Years	$287	$381
5 Years	$498	$660
10 Years	$1,108	$1,455

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the estimated fee for the current fiscal year.
Global Real Estate Securities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	$ 1,108
Global Real Estate Securities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	$ 1,455
VALUE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated November 15, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
II.  FEES AND EXPENSES CHANGES TO THE MEDIUM-DURATION BOND FUND, GLOBAL REAL ESTATE SECURITIES FUND, VALUE EQUITY FUND AND GROWTH EQUITY FUND
Effective December 1, 2024, the advisory fees payable to GuideStone Capital Management, LLC by the Medium-Duration Bond Fund (“MDBF”), Global Real Estate Securities Fund (“GRESF”), Value Equity Fund (“VEF”) and Growth Equity Fund (“GEF”) will be changing. The advisory fees payable by the MDBF and GRESF will increase by 0.02% and 0.03%, respectively, and the advisory fees payable by the VEF and GEF will each decrease by 0.01%.
Under the heading “Fees and Expenses” for the VEF, on page 140, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.60%	0.60%
Other expenses	0.05%	0.31%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.66%	0.92%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the VEF, on page 140, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$67	$94
3 Years	$211	$293
5 Years	$368	$509
10 Years	$822	$1,131

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the estimated fee for the current fiscal year.
VALUE EQUITY FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
VALUE EQUITY FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	$ 1,131
GROWTH EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated November 15, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
II.  FEES AND EXPENSES CHANGES TO THE MEDIUM-DURATION BOND FUND, GLOBAL REAL ESTATE SECURITIES FUND, VALUE EQUITY FUND AND GROWTH EQUITY FUND
Effective December 1, 2024, the advisory fees payable to GuideStone Capital Management, LLC by the Medium-Duration Bond Fund (“MDBF”), Global Real Estate Securities Fund (“GRESF”), Value Equity Fund (“VEF”) and Growth Equity Fund (“GEF”) will be changing. The advisory fees payable by the MDBF and GRESF will increase by 0.02% and 0.03%, respectively, and the advisory fees payable by the VEF and GEF will each decrease by 0.01%.
Under the heading “Fees and Expenses” for the GEF, on page 151, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.61%	0.61%
Other expenses	0.04%	0.30%
Total annual Fund operating expenses	0.65%	0.91%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GEF, on page 151, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$66	$93
3 Years	$208	$290
5 Years	$362	$504
10 Years	$810	$1,120

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the estimated fee for the current fiscal year.
GROWTH EQUITY FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.61%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810
GROWTH EQUITY FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.61%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	$ 1,120

[1]	The management fee has been restated to reflect the estimated fee for the current fiscal year.